Stockholders' Deficit - Stock Options (Details) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Mar. 31, 2014 Equity Incentive 2011 Plan [Member]	Mar. 31, 2013 Equity Incentive 2011 Plan [Member]	Dec. 31, 2013 Equity Incentive 2011 Plan [Member]	Dec. 31, 2012 Equity Incentive 2011 Plan [Member]	May 12, 2011 Equity Incentive 2011 Plan [Member]	Aug. 22, 2011 Equity Incentive B 2011 Plan [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member]	Dec. 31, 2012 May 2011 and August 2011 Equity Incentive Plans [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member] Stock Options [Member]	Aug. 22, 2011 Individual Stock Ownership in Excess of 10 Percent [Member] May 2011 and August 2011 Equity Incentive Plans [Member]	Aug. 22, 2011 Twelve Months After Grant Date [Member] May 2011 and August 2011 Equity Incentive Plans [Member]	Aug. 22, 2011 Monthly in equal installments [Member] May 2011 and August 2011 Equity Incentive Plans [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, exercises							0	551				551
Stock options, shares authorized (shares)									11,613,715	87,500
Common stock, capital shares reserved for future issuance (shares)							3,949,503
Fair market value of incentive stock options (percentage)											100.00%			110.00%
Share-based compensation arrangement by share-based payment award, equity instruments options, percentage vested (pecentage)															25.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	2 years															3 years
Expected term (in years)					5 years	10 years	9 years	5 years					10 years
Proceeds from exercise of stock options	$ 0	$ 1,099										$ 1,099
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value (shares)												5,769
Share-based compensation, requisite service period recognition			725,254	181,610
Nonvested awards, total compensation cost not yet recognized			$ 1,317,319
Nonvested awards, total compensation cost not yet recognized, period for recognition (in years)			3 years